Document And Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Entity Central Index Key	0001514597
Entity Registrant Name	FURY GOLD MINES LTD
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Entity File Number	001-38145
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	401 Bay Street, 16th Floor
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5H 2Y4
City Area Code	844
Local Phone Number	601-0841
Title of 12(b) Security	Common Shares, no par value
Security Exchange Name	NYSE
Trading Symbol	None
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	189,143,299
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Location	Vancouver, Canada
Auditor Name	Deloitte LLP
Auditor Firm ID	1208
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Suite 400, 2711 Centerville Road
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19808
City Area Code	800
Local Phone Number	927-9800
Contact Personnel Name	Corporation Service Company